Cover	Jun. 26, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 26, 2023
Entity File Number	001-11993
Entity Registrant Name	OPTION CARE HEALTH, INC.
Entity Central Index Key	0001014739
Entity Tax Identification Number	05-0489664
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3000 Lakeside Dr. Suite 300N
Entity Address, City or Town	Bannockburn
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015
City Area Code	312
Local Phone Number	940-2443
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock. $0.0001 par value per share
Trading Symbol	OPCH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false